Commitments and Contingences (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Obligations Future Minimum Lease Payments

Obligations to make future minimum lease payments as of December 31, 2019, are as follows:

Year ending December 31,	Minimum Lease Payments
(In thousands)
2020	$594
2021	606
2022	618
2023	630
2024	643
Years thereafter	1,043

Total	$4,134